Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Jan. 31, 2019	$ 276,753	$ 454,722	$ (25,201)	$ (172,767)
Stock options and share units exercised	1,788	(362)
Issuance of common shares, net of issuance costs (Note 15)	236,568
Acquisitions (Note 3)	9,045
Stock-based compensation expense (Note 17)		4,909
Other comprehensive income (loss), net of income taxes			(743)
Net income				36,997	$ 36,997
Balance at Jan. 31, 2020	524,154	459,269	(25,944)	(135,770)	821,709
Stock options and share units exercised	7,671	(1,480)
Stock-based compensation expense (Note 17)		6,313
Other comprehensive income (loss), net of income taxes			24,755
Net income				52,100	52,100
Balance at Jan. 31, 2021	531,825	464,102	(1,189)	(83,670)	911,068
Stock options and share units exercised	4,472	(1,816)
Stock-based compensation expense (Note 17)		11,017
Other comprehensive income (loss), net of income taxes			(11,204)
Net income				86,282	86,282
Balance at Jan. 31, 2022	$ 536,297	$ 473,303	$ (12,393)	$ 2,612	$ 999,819